Fresh-Start Reporting - Sources and uses of cash (Details) - USD ($) $ in Thousands		4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Aug. 27, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2020	Jun. 17, 2020
Uses:
Net (decrease) increase in cash, cash equivalents and restricted cash		$ 45,930	$ (27,872)	$ 68,511	$ (119,560)		$ 3,336
Less: Current portion	$ (2,600)		(5,200)	(2,600)	(4,800)	$ (4,800)
Long-term debt, net of current portion	$ 512,350		$ 510,236	512,350	$ 462,185	$ 462,185
LIBOR
Uses:
Interest rate on credit facility						7.50%
Exit credit facility | LIBOR
Uses:
Interest rate on credit facility	7.50%
Exit credit facility | Libor floor
Uses:
Interest rate on credit facility	1.00%
Reorganization, Chapter 11, Plan Effect Adjustment
Sources:
Release of restricted cash (a)	$ 25,000
Additional funding from First Out Term Loan	50,000
Reconsolidation of Canadian subsidiary	1,100
Total sources of cash	76,100
Uses:
Exit Facility and DIP Facility rollover financing costs paid upon Effective Date	(5,032)
Professional success fees paid upon Effective Date	(21,400)
Total uses of cash	(26,432)
Net (decrease) increase in cash, cash equivalents and restricted cash	49,668
Fair value of non controlling interest								$ 4,800
Debtor-in-possession financing	60,000			60,000
Principal payments	2,600
Less: Current portion	57,400			57,400
Long-term debt, net of current portion	517,400			517,400
Reorganization, Chapter 11, Plan Effect Adjustment | Exit credit facility
Uses:
Term loan facility, amount	520,000			520,000
Less: Current portion	(2,600)			(2,600)
Long-term debt, net of current portion	517,400			517,400
Aggregate principal amount	1,300
Reorganization, Chapter 11, Plan Effect Adjustment | Exit credit facility | Maximum
Uses:
Aggregate principal amount	$ 2,600
Reorganization, Chapter 11, Plan Effect Adjustment | Exit credit facility | LIBOR
Uses:
Interest rate on credit facility	7.50%
Reorganization, Chapter 11, Plan Effect Adjustment | Exit credit facility | Libor floor
Uses:
Interest rate on credit facility	1.00%
Reorganization, Chapter 11, Plan Effect Adjustment | First out term loan facility | Exit credit facility
Uses:
Term loan facility, amount	$ 110,000			110,000
Reorganization, Chapter 11, Plan Effect Adjustment | Second-out term loan facility | Exit credit facility
Uses:
Term loan facility, amount	$ 410,000			$ 410,000